Goldman Sachs High Yield Fund Average Annual Total Returns - Class A C Inst Serv Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	4.50%	6.51%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.38%	2.25%	4.56%
Performance Inception Date	Aug. 01, 1997
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.78%	(0.03%)	2.27%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.95%	0.69%	2.47%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	2.41%	4.24% [1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.50%	3.48%	5.33%
Performance Inception Date	Aug. 01, 1997
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.15%	3.00%	4.82%
Performance Inception Date	Aug. 01, 1997
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.44%	3.44%	5.30%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	2.92%	4.75%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.50%	3.46%	5.34%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.